Derivative Asset - Schedule of Derivative Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Opening balance	$ 0	$ 0
Opening balance	7,000	0
Opening balance	227	0
Opening balance	7,227	0
Opening balance	(533)	0
Opening balance	$ 6,694	$ 0